DECONSOLIDATION OF TWO SUBSIDIARIES (Tables)	12 Months Ended
Mar. 31, 2025
Deconsolidation Of Two Subsidiaries [Line Items]
Schedule of deconsolidation of assets and liabilities of subsidiaries
The following table summarized the assets and liabilities of Lowell Academy as of the deconsolidation date:

Amounts
Cash	$2,386
Working capital (exclude cash), net	81,773
Carrying value of net assets	84,032
Carrying value of net assets contributed to the Company (70%)	58,822
Carrying value of the noncontrolling interest	20,565
Carrying value of net assets divested by the Company	79,387
Fair value of the consideration	–
Loss on deconsolidation of a subsidiary	$(79,387)

Farvision Digital Technology Group Inc [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Schedule of deconsolidation of assets and liabilities of subsidiaries
The following table summarized the assets and liabilities of Farvision Digital as of the deconsolidation date:

Amounts
Cash	$–
Working capital (exclude cash), net	158,178
Carrying value of net assets	158,178
Fair value of the consideration received	74,160
Loss on deconsolidation of a subsidiary	$(84,018)

Animation And Neo Canaan [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Schedule of deconsolidation of assets and liabilities of subsidiaries
The following table summarized the assets and liabilities of Animation and NeoCanaan as of the deconsolidation date:

Amounts
Cash	$-
Current liabilities, net	(1,147,268)
Net book value of PPE	15,052,632
Carrying value of mortgage	(13,536,686)
Carrying value of net assets	368,678
Fair value of the consideration received	70
Loss on deconsolidation of a subsidiary	$(368,608)